Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 35,476	$ 35,003
Short-term bank deposits	368,446	205,934
Marketable securities	53,926	222,937
Trade receivables, net of allowances of $9,746 and $9,243, respectively	60,796	65,459
Inventories, net	47,211	60,342
Prepaid expenses and other current assets	29,661	25,714
Total current Assets	595,516	615,389
Non-current Assets
Marketable securities	33,332	48,086
Property, plant and equipment, net	69,492	59,222
Operating lease right-of-use assets	17,174	19,054
Intangible assets, net	9,429	5,721
Goodwill	29,164	29,164
Deposits and other long-term assets	16,018	10,542
Severance pay fund	385	306
Total non-current Assets	174,994	172,095
Total Assets	770,510	787,484
Current Liabilities
Trade payables	6,059	9,019
Employee and payroll accruals	13,214	13,101
Deferred revenues and customers’ advances	1,529	2,339
Operating lease liabilities	3,886	3,311
Accrued expenses and other current liabilities	17,305	16,561
Total current Liabilities	41,993	44,331
Non-current liabilities
Accrued severance pay	1,155	1,051
Operating lease liabilities	14,727	15,065
Other non-current liabilities	62	138
Total non-current Liabilities	15,944	16,254
Total Liabilities	57,937	60,585
Commitments and contingent liabilities (see note 9)
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2025 and 2024; Issued: 51,922,979 and 51,036,338 shares at December 31, 2025 and 2024, respectively; Outstanding: 45,063,793 and 46,051,461 shares at December 31, 2025 and 2024, respectively.	134	134
Additional paid-in capital	1,006,943	966,058
Treasury shares at cost, 6,859,186 and 4,984,877 ordinary shares at December 31, 2025 and 2024, respectively.	(166,875)	(121,691)
Accumulated other comprehensive income (loss)	2,623	(868)
Accumulated deficit	(130,252)	(116,734)
Total Shareholders’ Equity	712,573	726,899
Total Liabilities and Shareholders’ Equity	$ 770,510	$ 787,484